Equity - Summary of Classes of Share Capital - Preferred Shares (Detail) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 87,701
Balance at end of period	$ 92,466	$ 86,382	$ 92,466	$ 86,382
Preferred shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	232.0	214.0	232.0	200.0
Shares issued, Number of shares		18.0		32.0
Ending balance, Number of shares	232.0	232.0	232.0	232.0
Balance at beginning of period	$ 5,800	$ 5,350	$ 5,800	$ 5,000
Shares issued, Amount		450		800
Balance at end of period	$ 5,800	$ 5,800	$ 5,800	$ 5,800